Segment Information - Schedule of Revenue from Major Customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer A [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue		[1]		[1]	¥ 25,396
Customer B [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue	33,019		31,132		28,302
Customer C [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue	¥ 9,434			[1]		[1]

[1]	Less than 10% of the Group’s revenue.